ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Condensed Financial Statements (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total assets	$ 6,170	38,442	29,975
Total liabilities (consisting primarily of other current liabilities)	$ (3,362)	(20,946)	(11,279)